Inventory - Summary of Inventory (Detail) - CAD ($) $ in Thousands	Apr. 30, 2020	Apr. 30, 2019
Inventories [Abstract]
Dore	$ 680	$ 467
Work-in-process	185	130
Stockpile	43	53
Supplies	755	838
Inventory	$ 1,663	$ 1,488